Document And Entity Information	Jun. 26, 2024
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 26, 2024
Entity Registrant Name	MSP Recovery, Inc.
Entity Central Index Key	0001802450
Entity Emerging Growth Company	true
Entity File Number	001-39445
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	84-4117825
Entity Address, Address Line One	2701 Le Jeune Road
Entity Address, Address Line Two	Floor 10
Entity Address, City or Town	Coral Gables
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33134
City Area Code	(305)
Local Phone Number	614-2222
Entity Information, Former Legal or Registered Name	N/A
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	LIFW
Security Exchange Name	NASDAQ
Redeemable Warrants, Each Whole Warrant Exercisable For One Share Of Class A Common Stock At An Exercise Price Of 00025 Per Share [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants, each lot of 25 warrants is exercisable for one share of Class A common stock at an exercise price of $0.0025 per share
Trading Symbol	LIFWZ
Security Exchange Name	NASDAQ
Redeemable Warrants, Each Whole Warrant Exercisable For One Share Of Class A Common Stock At An Exercise Price Of 28750 Per Share [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants, each lot of 25 warrants is exercisable for one share of Class A common stock at an exercise price of $287.50 per share
Trading Symbol	LIFWW
Security Exchange Name	NASDAQ